Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of NASB Financial, Inc. (the “Company”), its wholly-owned subsidiary, North American Savings Bank, F.S.B. (the “Bank”), and the Bank’s wholly-owned subsidiary, Nor-Am Service Corporation. All significant inter-company transactions have been eliminated in consolidation. The consolidated financial statements do not include the accounts of our wholly owned statutory trust, NASB Preferred Trust I (the “Trust”). The Trust qualifies as a special purpose entity that is not required to be consolidated in the financial statements of NASB Financial, Inc. The Trust Preferred Securities issued by the Trust are included in Tier I capital for regulatory capital purposes.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand plus interest-bearing deposits in the Federal Home Loan Bank of Des Moines totaling $995,000 and $9.7 million as of September 30, 2011 and 2010, respectively. The Federal Reserve Board (“FRB”) requires federally chartered savings banks to maintain non-interest-earning cash reserves at specified levels against their transaction accounts. Required reserves may be maintained in the form of vault cash, a non-interest-bearing account at a Federal Reserve Bank, or a pass-through account, as defined by FRB. At September 30, 2011, the Bank’s reserve requirement was $4.4 million.

Securities and Mortgage-Backed Securities

Securities and mortgage-backed securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity. Securities and mortgage-backed securities not classified as held to maturity or trading are classified as available for sale. As of September 30, 2011 and 2010, the Company had no assets designated as trading. Securities and mortgage-backed securities held to maturity are stated at cost. Securities and mortgage-backed securities classified as available for sale are recorded at their fair values, with unrealized gains and losses, net of income taxes, reported as accumulated other comprehensive income or loss.

Premiums and discounts are recognized as adjustments to interest income over the life of the securities using a method that approximates the level yield method. Gains or losses on the disposition of securities are based on the specific identification method. Securities that trade in an active market are valued using quoted market prices. Securities that do not trade in an active market are valued using quotes from broker-dealers that reflect estimated offer prices.

Management monitors the securities and mortgage-backed securities portfolios for impairment on an ongoing basis. This process involves monitoring market conditions and other relevant information, including external credit ratings, to determine whether or not a decline in value is other-than-temporary. If management intends to sell an impaired security or mortgage-backed security, or if it is more likely than not that management will be required to sell the impaired security prior to recovery of its amortized cost basis, the Bank will recognize a loss in earnings. If management does not intend to sell a debt security or mortgage-backed security, or if it is more likely than not that management will not be required to sell the impaired security prior to recovery of its amortized costs basis, regardless of whether the security is classified as available for sale or held to maturity, the Bank will recognize the credit component of the loss in earnings and the remaining portion in other comprehensive income. The credit loss component recognized in earnings is the amount of principal cash flows not expected to be received over the remaining life of the security. The amount of other-than temporary-impairment included in other comprehensive income is amortized over the remaining life of the security.

Loans Receivable Held for Sale

As the Bank originates loans each month, management evaluates the existing market conditions to determine which loans will be held in the Bank’s portfolio and which loans will be sold in the secondary market. Loans sold in the secondary market are sold with servicing released or converted into mortgage-backed securities (“MBS”) and sold with the servicing retained by the Bank. At the time of each loan commitment, a decision is made to either hold the loan for investment, hold it for sale with servicing retained, or hold it for sale with servicing released. Management monitors market conditions to decide whether loans should be held in the portfolio or sold and if sold, which method of sale is appropriate.

Loans held for sale are carried at fair value. Gains or losses on such sales are recognized using the specific identification method. Transfers of loan receivable held for sale are accounted for as sales when control over the asset has been surrendered. The Bank issues various representations and warranties and standard recourse provisions associated with the sale of loans, which are described more fully in Footnote 6.

Loans Receivable Held for Investment, Net

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the amount of unpaid principal less an allowance for loan losses, undisbursed loan funds and unearned discounts and loan fees, net of certain direct loan origination costs. Interest on loans is credited to income as earned and accrued only when it is deemed collectible. Loans are placed on nonaccrual status when, in the opinion of management, the full timely collection of principal or interest is in doubt. The accrual of interest is discontinued when principal or interest payments become doubtful. As a general rule, this occurs when the loan becomes ninety days past due. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is reversed against current income. Subsequent collections of cash may be applied as reductions to the principal balance, interest in arrears or recorded as income, depending on Bank management’s assessment of the ultimate collectibility of the loan. Nonaccrual loans may be restored to accrual status when principal and interest become current and the full payment of principal and interest is expected.

Net loan fees and direct loan origination costs are deferred and amortized as yield adjustments to interest income using the level-yield method over the contractual lives of the related loans.

Allowance for Loan Losses

The Bank considers a loan to be impaired when management believes it will be unable to collect all principal and interest due according to the contractual terms of the loan. If a loan is impaired, the Bank records a loss valuation equal to the excess of the loan’s carrying value over the present value of the estimated future cash flows discounted at the loan’s initial effective rate, or the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. One-to-four family residential loans and consumer loans are collectively evaluated for impairment. Loans on residential properties with greater than four units, on construction and development and commercial properties are evaluated for impairment on a loan by loan basis. The allowance for loan losses is increased by charges to income and decreased by charge-offs (net of recoveries). Management’s periodic evaluation of the adequacy of the allowance is based on the Bank’s past loan loss experience, known and inherent losses in the portfolio, and various subjective factors such as economic and business conditions. Assessing the adequacy of the allowance for loan losses is inherently subjective as it requires making material estimates, including the amount and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change. In management’s opinion, the allowance, when taken as a whole, is adequate to absorb reasonable estimated loan losses inherent in the Bank’s loan portfolio.

Foreclosed Assets Held for Sale

Foreclosed assets held for sale are initially recorded at fair value as of the date of foreclosure less any estimated selling costs (the “new basis”) and are subsequently carried at the lower of the new basis or fair value less selling costs on the current measurement date. When foreclosed assets are acquired any excess of the loan balance over the new basis of the foreclosed asset is charged to the allowance for loan losses. Subsequent adjustments for estimated losses are charged to operations when the fair value declines to an amount less than the carrying value. Costs and expenses related to major additions and improvements are capitalized, while maintenance and repairs that do not improve or extend the lives of the respective assets are expensed. Applicable gains and losses on the sale of real estate owned are realized when the asset is disposed of, depending on the adequacy of the down payment and other requirements.

Premises and Equipment

Premises and equipment are recorded at cost, less accumulated depreciation. Depreciation of premises and equipment is provided over the estimated useful lives (from three to forty years for buildings and improvements and from three to ten years for furniture, fixtures, and equipment) of the respective assets using the straight-line method. Maintenance and repairs are charged to expense. Major renewals and improvements are capitalized. Gains and losses on dispositions are credited or charged to earnings as incurred.

Investment in LLCs

The Company is a partner in two limited liability companies, which were formed for the purpose of purchasing and developing vacant land in Platte County, Missouri. These investments are accounted for using the equity method of accounting.

Goodwill

The Company has goodwill of $1.8 million at September 30, 2011 and 2010. This asset, which resulted from the Bank’s acquisition of CBES Bancorp, Inc. in fiscal 2003, was assigned to the banking segment of the business. In accordance with Generally Accepted Accounting Principles (“GAAP”), the Company tests its goodwill for impairment annually, or more frequently if events indicate that the asset might be impaired. The first step of the goodwill impairment test compares the fair value of a reporting segment with its carrying amount, including goodwill. If the carrying value of a reporting unit exceeds its fair value, a second step of the goodwill impairment test is required, which compares the implied fair value of reporting unit goodwill to its carrying value. The implied fair value is determined in the same manner as the amount of goodwill recognized in a business combination is determined. Due to the fact that the Company’s stock price was below its book value per share at September 30, 2011 and 2010, the Company performed the second step of the goodwill impairment test to determine the amount of impairment loss, if any. Management reviewed recent merger and acquisition transactions, which were compared to the Company, to calculate an estimated valuation range for the Company. The Bank’s balance sheet was then compared to its estimated market value to determine the current fair value of its goodwill. As a result of this analysis, management determined that the Company’s goodwill was not impaired at September 30, 2011 and 2010.

Stock Options

The Company has a stock-based employee compensation plan which is described more fully in Footnote 18. The Company recognizes compensation cost over the five-year service period for its stock option awards. Stock based compensation expense for stock options totaled $49 thousand ($30 thousand, net of tax), $78 thousand ($48 thousand, net of tax) and $41 thousand ($25 thousand, net of tax) during the years ended September 30, 2011, 2010 and 2009, respectively.

Income Taxes

The Company files a consolidated Federal income tax return with its subsidiaries using the accrual method of accounting.

The Company provides for income taxes using the asset/liability method. Deferred income taxes are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

The Bank’s bad debt deduction for the years ended September 30, 2011, 2010 and 2009, was based on the specific charge off method. The percentage method for additions to the tax bad debt reserve was used prior to the fiscal year ended September 30, 1997. Under the current tax rules, Banks are required to recapture their accumulated tax bad debt reserve, except for the portion that was established prior to 1988, the “base-year.” The recapture of the excess reserve was completed over a six-year phase-in-period that began with the fiscal year ended September 30, 1999. A deferred income tax liability is required to the extent the tax bad debt reserve exceeds the 1988 base year amount. Retained earnings include approximately $3.7 million representing such bad debt reserve for which no deferred taxes have been provided. Distributing the Bank’s capital in the form of stock redemptions caused the Bank to recapture a significant amount of its bad debt reserve prior to the phase-in period.

Derivative Instruments

The Bank regularly enters into commitments to originate and sell loans held for sale. Certain commitments are considered derivative instruments under GAAP, which requires the Bank to recognize all derivative instruments in the balance sheet and to measure those instruments at fair value. As of September 30, 2011 and 2010, the fair value of loan related commitments resulted in a net asset of $1.7 million and $1.3 million, respectively.

Revenue Recognition

Interest income, loan servicing fees, customer service fees and charges and ancillary income related to the Bank’s deposits and lending activities are accrued as earned.

Earnings Per Share

Basic earnings per share is computed based upon the weighted-average common shares outstanding during the year. Diluted earnings per share is computed using the weighted average common shares and all potential dilutive common shares outstanding during the year. Dilutive securities consist entirely of stock options granted to employees as incentive stock options under Section 442A of the Internal Revenue Code as amended.

The computations of basic and diluted earnings (loss) per share are presented in the following table. Dollar amounts are expressed in thousands, except per share data.

	Year Ended September 30,
	2011	2010	2009
Net income (loss)	$(16,268)	6,323	18,709
Average common shares outstanding	7,867,614	7,867,614	7,867,614
Average common share stock options outstanding	—	—	—

Average diluted common shares	7,867,614	7,867,614	7,867,614
Earnings per share:
Basic earnings (loss) per share	$(2.07)	0.80	2.38
Diluted earnings (loss) per share	(2.07)	0.80	2.38

At September 30, 2011 and 2010, options to purchase 49,538 shares of the Company’s stock were outstanding. These options were not included in the calculation of diluted earnings per share, as they were considered anti-dilutive.

Recently Issued Accounting Standards

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) 860-10, ASC 860-40 and ASC 860-50 which enhance information reported to users of financial statements by providing greater transparency about transfers of financial assets and the company’s continuing involvement in transferred assets. This standard removes the concept of qualifying special purpose entity, changes the requirements for derecognizing financial assets, and requires enhanced disclosures to provide financial statement users with greater transparency about transfers of financial assets and a transferor’s continuing involvement with transfers of financial assets accounted for as sales. This standard was effective for annual reporting periods beginning after November 15, 2009, for interim periods within the first annual reporting period and for interim and annual reporting periods thereafter (effective October 1, 2010 for the Company). It did not have a material impact on the Company’s consolidated financial statements.

In June 2009, the FASB issued ASC 805-20 and ASC 810-10 which require a company to perform a qualitative analysis when determining whether it must consolidate a variable interest entity. This analysis identifies the primary beneficiary of a variable interest entity as the company that has both the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance, and the obligation to absorb losses of the entity that could be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. This standard requires the company to perform ongoing reassessments to determine if it must consolidate a variable interest entity. This standard requires disclosures about the company’s involvement with the variable interest entities and any significant changes in risk exposure due to that involvement, how the involvement affects the company’s financial statements, and significant judgments and assumptions made in determining whether it must consolidate the variable interest entity. This standard was effective for annual reporting periods beginning after November 15, 2009, for interim periods within the first annual reporting period and for interim and annual reporting periods thereafter (effective October 1, 2010 for the Company). It did not have a material impact on the Company’s consolidated financial statements.

In July 2010, the FASB issued Accounting Standards Update (“ASU”) 2010-20, which requires a company to disaggregate, by portfolio segment or class of financing receivable, certain existing disclosure and provide certain new disclosures about its financing receivables and related allowance for credit losses. Existing disclosures are amended to require an entity to provide a roll-forward schedule of the allowance for credit losses on a portfolio segment basis, with the ending balance further disaggregated by impairment method. In addition, the related recorded investment in financing receivables for each portfolio or class of financing receivable must be disclosed, along with the balance of impaired financing receivables and those in nonaccrual status. The ASU also requires an entity to provide the following additional disclosures about its financing receivables: the credit quality indicators of financing receivables by class, the aging of past due financing receivables at the end of the reporting period by class, the nature and extent of troubled debt restructurings that occurred during the period by class and their effect on the allowance for credit losses, the nature and extent of financing receivables modified as troubled debt restructurings within the previous 12 months that defaulted during the reporting period by class and their effect on the allowance for credit losses, and significant purchases and sales of financing receivables during the period disaggregated by portfolio segment. For public companies, this standard was effective for interim and annual reporting periods ending on or after December 15, 2010. It did not have a material impact on the Company’s consolidated financial statements.

In April 2011, the FASB issued ASU No. 2011-02, which clarifies the guidance on how creditors evaluate whether a restructuring of debt qualifies as a TDR. Examples of restructurings include an extension of a loan’s maturity date, a reduction in the interest rate, forgiveness of a debt’s face amount and/or accrued interest, and a deferral or decrease in payments for a period of time. The amendments clarify the definition of a TDR in ASC 310-40, which provides that a debt restructuring is considered a TDR if the creditor, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider. The framework for evaluating a restructuring requires that a creditor determine if both of the following conditions are met: 1) the borrower is experiencing financial difficulties, and 2) the restructuring includes a concession by the creditor to the borrower. For public companies, this standard was effective for the first interim or annual period beginning on or after June 15, 2011. The Company early adopted the ASU in its second fiscal quarter, as permitted by the standard. As a result of adopting the amendments in ASU 2011-02, the Company reassessed all restructurings that occurred on or after October 1, 2010, the beginning of the current fiscal year, for identification as TDRs. The Company identified as TDRs certain receivables for which the allowance for credit losses had previously been measured under a general allowance for credit losses methodology. Upon identifying those receivables as TDRs, the Company identified them as impaired under the guidance in ASC 310-10-35. The amendments in ASU 2011-02 require prospective application of impairment measured in accordance with the guidance of ASC 310-10-35 for the receivables that are newly identified as impaired. The early adoption of the ASU resulted in a significant increase in the number of loans within its construction and development portfolios that are considered TDRs and had a substantially material impact on the Company’s financial statements for the period ended March 31, 2011. At March 31, 2011, the period of adoption, the recorded investment in receivables for which the allowance for credit losses was previously measured under a general allowance for credit losses methodology and are now impaired under ASC 310-10-35 was $28.1 million, and the resulting allowance for credit losses associated with those receivables, on the basis of a current evaluation of loss, was $8.0 million. In addition, the Company identified loans with a recorded investment of $6.7 million which were previously deemed impaired under the guidance in ASC 310-10-35, but were not considered TDRs. As a result of adopting the amendments in ASU 2011-02, these loans were identified as TDRs and the resulting increase in the allowance for credit losses associated with those receivables, on the basis of a current evaluation of loss, was $3.3 million. This increase in estimated loss was due to the Company’s adoption of a change in methodology for valuing its real estate development portfolio, given the current adverse economic environment, during the quarter ended March 31, 2011. This change is described in Footnote 6, Loans Receivable.

In May 2011, the FASB issued ASU No. 2011-04, which provides a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands disclosure requirements, particularly for Level 3 fair value measurements. For public companies, this standard is effective for interim and annual periods beginning after December 15, 2011. Management does not anticipate that it will have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income in the statement of equity. For public companies, this standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments within this update are to be applied retrospectively. Although it will affect the Company’s presentation of the components of other comprehensive income, management does not anticipate that that this standard will have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, which is intended to reduce the annual cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a qualitative assessment to determine whether impairment testing is necessary. This standard is effective for annual and interim goodwill impairment test performed for fiscal years beginning after December 15, 2011. Management does not anticipate that it will have a material impact on the Company’s consolidated financial statements.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses during the reported periods. Estimates were used to establish loss reserves for both loans and foreclosed assets, accruals for loan recourse provisions, and fair values of financial instruments, among other items. Actual results could differ from those estimates.

Reclassifications

Certain amounts for 2010 and 2009 have been reclassified to conform to the current year presentation.